Financial Commitments and Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Mar. 27, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Financial Commitments [Line Items]
Average lease term		13 years	14 years
Average fixed rental term		13 years	14 years
Brazil [Member]
Disclosure of Financial Commitments [Line Items]
Value of claim		£ 204
Overall liability		19
Estimated liability		4
Eight cases took place on 21 February 2018 [Member] | Brazil [Member]
Disclosure of Financial Commitments [Line Items]
Value of claim		55
Eight Point Six Two Five Percentage Bond Due Two Thousand Twenty [Member]
Disclosure of Financial Commitments [Line Items]
Loans and borrowings, face amount	£ 300
Loans and borrowings, interest rate	8.625%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	2020
5.75% Bond Due December 2028 [Member]
Disclosure of Financial Commitments [Line Items]
Loans and borrowings, face amount	£ 600	£ 600	£ 600	£ 600
Loans and borrowings, interest rate	5.75%	5.75%	5.75%	5.75%
Loans and borrowings, original currency	GBP	GBP	GBP	GBP
Loans and borrowings, maturity	2028	December 2028	December 2028	December 2028